As filed with the Securities and Exchange Commission on September 19, 2011

1933 Act:  Registration No.  333-52965

1940 Act:   Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.     ☐
Post-Effective Amendment No.  32 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 33 ☒

UBS MONEY SERIES
[Exact Name of Registrant as Specified in Charter]

1285 Avenue of the Americas
New York, New York  10019-6028
(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (212) 821-3000

MARK F. KEMPER, ESQ.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York  10019-6028
(Name and Address of Agent for Service)

Copies to:
JACK W. MURPHY, ESQ.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒          Immediately upon filing pursuant to Rule 485(b)

☐            On                                 , pursuant to Rule 485(b)

☐            60 days after filing pursuant to Rule 485(a)(1)

☐            On                                 , pursuant to Rule 485(a)(1)

☐            75 days after filing pursuant to Rule 485(a)(2)

☐            On                                 , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of September, 2011.

UBS MONEY SERIES

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	September 19, 2011
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	September 19, 2011
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 19, 2011
Richard R. Burt*

/s/ Mark E. Carver	President	September 19, 2011
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	September 19, 2011
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	September 19, 2011
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 19, 2011
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 19, 2011
Heather R. Higgins*

/s/ Barry M. Mandinach	Trustee	September 19, 2011
Barry M. Mandinach***

*

Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated November 14, 2007, incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 27, 2008.

**

Signature affixed by Lisa R. Price pursuant to Power of Attorney dated May 19, 2010, incorporated by reference by Post-Effective Amendment No. 53 to the Registrant’s registration statement, SEC File No. 2-60655, filed July 28, 2010.

***

Signature affixed by Lisa R. Price pursuant to Power of Attorney dated July 20, 2010, incorporated by reference by Post-Effective Amendment No. 53 to the Registrant’s registration statement, SEC File No. 2-60655, filed July 28, 2010.

SIGNATURES

Master Trust, on behalf of its series, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, has duly caused this Post-Effective Amendment to the Registration Statement for UBS Money Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of September, 2011.

MASTER TRUST, on behalf of its series, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment for UBS Money Series has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	September 19, 2011
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	September 19, 2011
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 19, 2011
Richard R. Burt*

/s/ Mark E. Carver	President	September 19, 2011
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	September 19, 2011
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	September 19, 2011
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 19, 2011
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 19, 2011
Heather R. Higgins*

/s/ Barry M. Mandinach	Trustee	September 19, 2011
Barry M. Mandinach***

*

Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated November 14, 2007, incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 27, 2008.

**

Signature affixed by Lisa R. Price pursuant to Power of Attorney dated May 19, 2010, incorporated by reference by Post-Effective Amendment No. 53 to the Registrant’s registration statement, SEC File No. 2-60655, filed July 28, 2010.

***

Signature affixed by Lisa R. Price pursuant to Power of Attorney dated July 20, 2010, incorporated by reference by Post-Effective Amendment No. 53 to the Registrant’s registration statement, SEC File No. 2-60655, filed July 28, 2010.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase